Income Taxes (Status of Years under Audit or Open to Examination by Major Tax Jurisdiction) (Detail)	12 Months Ended
Mar. 31, 2015
Japan [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2014 and forward
United States - Federal [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2010 and forward
United States - California [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2009 and forward
Thailand [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2010 and forward
United Kingdom [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2013 and forward